Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands				3 Months Ended			9 Months Ended
	May 13, 2026 trading_day $ / shares shares	May 07, 2026 trading_day $ / shares shares	Mar. 26, 2026 USD ($) class $ / shares shares	Sep. 30, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Jul. 27, 2026 shares	Mar. 30, 2026 shares	Mar. 25, 2026 $ / shares shares
Schedule of Reverse Recapitalization [Line Items]
Reverse recapitalization, number of share classes | class			3
Preferred stock, convertible, conversion ratio											1
Recapitalization exchange ratio											11.28
Class of warrant or right, outstanding (in shares) | shares			677,934							517,527
Sale of stock, consideration received on transaction					$ 1,264
Earnout shares (in shares) | shares			1,100,000				1,100,000
Proceeds from reverse recapitalization and Private Investment in Public Equity ("PIPE") transaction, net of transaction costs			$ 301,646				$ 263,599	$ 0
Proceeds from issuance of private placement			275,000
Cash acquired through reverse recapitalization			26,646
Reverse recapitalization, acquisition-related cost, expense			52,157
Reverse recapitalization, acquisition-related cost, equity interest, shares issued, expense			37,915
Reverse recapitalization, acquisition-related cost, liability, earnout period, expense			1,264
Reverse recapitalization, acquisition-related cost, equity interest, share capital, expense			36,651
Reverse recapitalization, acquisition-related cost, indirect cost			$ 15,506
Reverse recapitalization, acquisition-related cost, indirect cost, expense incurred					5,465
Shares (in shares) | shares			297,993,837	311,244,943			311,244,943
Derivative instrument, contingent consideration, liability, vested, shares (in shares) | shares	550,000	550,000	1,100,000
Derivative liability, current			$ 9,997		$ 7,164
Loss on derivative			(7,764)	$ 0		$ 0	$ 1,907	$ 0
Earn-out Share Liability
Schedule of Reverse Recapitalization [Line Items]
Fair value of liability			$ 17,761				$ 17,761
Reverse Recapitalization, Earnout Liability Terms, One
Schedule of Reverse Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, vested, shares (in shares) | shares		550,000
Reverse recapitalization, contingent consideration, earnout period, stock price trigger (in dollars per share) | $ / shares		$ 12.50
Reverse recapitalization, contingent consideration, earnout period, threshold trading days | trading_day		20
Reverse recapitalization, contingent consideration, earnout period, threshold consecutive trading days | trading_day		30
Reverse Recapitalization, Earnout Liability Terms, Two
Schedule of Reverse Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, vested, shares (in shares) | shares	550,000
Reverse recapitalization, contingent consideration, earnout period, stock price trigger (in dollars per share) | $ / shares	$ 15.00
Reverse recapitalization, contingent consideration, earnout period, threshold trading days | trading_day	20
Reverse recapitalization, contingent consideration, earnout period, threshold consecutive trading days | trading_day	30
SPAC Sponsor Shares
Schedule of Reverse Recapitalization [Line Items]
Shares (in shares) | shares			7,333,333								7,333,333
PIPE Investors
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			27,500,000
Sale of stock, price per share (in dollars per share) | $ / shares			$ 10.00
Sale of stock, consideration received on transaction			$ 275,000
Xanadu Class A Multiple Voting Shares
Schedule of Reverse Recapitalization [Line Items]
Shares (in shares) | shares			254,709,401	115,458,298			115,458,298
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Schedule of Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares) | shares									140,289		157,960
Shares (in shares) | shares			43,284,436	195,786,645			195,786,645
Warrant Exchange, Component One | Xanadu Class A Multiple Voting Shares
Schedule of Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares) | shares											383,645
Exercise price (in dollars per share) | $ / shares											$ 0.02
Warrant Exchange, Component Two | Xanadu Class A Multiple Voting Shares
Schedule of Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares) | shares											136,329
Exercise price (in dollars per share) | $ / shares											$ 0.15